Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Swaps maturity date	no swaps have a maturity beyond 2015.
Goodwill	$ 1,594,000,000	$ 1,610,100,000	$ 1,610,800,000
Number of reporting units tested for goodwill impairment	2
Impairments of goodwill	0	0	0
Net transaction gains (losses)	(3,800,000)	(26,300,000)	(5,600,000)
Morton International, Inc
Significant Accounting Policies [Line Items]
Goodwill	1,200,000,000
Passive Safety Systems
Significant Accounting Policies [Line Items]
Goodwill	$ 1,600,000,000	$ 1,600,000,000
Minimum
Significant Accounting Policies [Line Items]
Percentage of voting right	50.00%
Percentage of investments in affiliated companies	20.00%
Other intangible assets, useful lives	3 years
Maximum
Significant Accounting Policies [Line Items]
Percentage of investments in affiliated companies	50.00%
Other intangible assets, useful lives	25 years